Transactions with Related Parties - Paragon & Granitis (Details)	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2014 USD ($)	May 31, 2014 EUR (€)	May 31, 2013 EUR (€)	Jun. 28, 2013	Jun. 30, 2013 Paragon Shipping Inc USD ($)	Jun. 30, 2013 Paragon Shipping Inc USD ($)	Jun. 30, 2012 Paragon Shipping Inc USD ($)	Dec. 31, 2012 Paragon Shipping Inc	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing	Jun. 30, 2013 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping							13.80%	13.80%		16.40%
Interest expense - related party								$ 316,326	$ 341,096
Monthly rental			1,961	1,500	1,000
Rental fee additional tax											3.60%
Future rent commitment												22,344
Office rent	8,810	4,709
Euro / U.S. dollar exchange rate						1.3071
Amendment fee	$ 65,000						$ 65,000